TEMPLETON INSTITUTIONAL FUNDS, INC.

                                [GRAPHIC OMITTED]

TIFI

                             Foreign Equity Series
                                SEMIANNUAL REPORT

[LOGO OMITTED]
TEMPLETON

                                  JUNE 30, 2002

--------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

o ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

o ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
--------------------------------------------------------------------------------

                        June 30, 2002


DEAR Shareholder:

     This semiannual report for the Templeton Institutional Funds, Inc. (TIFI), Foreign Equity Series (the "Fund") covers the six-month period ended June 30, 2002. Similar to the year 2001, concerns about the U.S. economy, and by extension, the global economy, characterized the period under review. In January, the consensus expectation was that by midyear the U.S. Federal Reserve Board would have started raising short-term interest rates. This was not the case. By the end of June, the consensus appeared to have postponed any rate hike expectations to the end of 2002, at the earliest. However, strong spending, particularly in housing, allowed the gross domestic product of the United States to grow


                           TOTAL RETURNS AS OF 6/30/02


                                                          ONE-        THREE-         FIVE-          TEN-      CUMULATIVE
                                                          YEAR         YEAR          YEAR           YEAR         SINCE
                                         SIX-MONTH       AVERAGE      AVERAGE       AVERAGE       AVERAGE    INCEPTION(1,3)
                                     CUMULATIVE*(1,3)  ANNUAL(1,2)  ANNUAL(1,2)   ANNUAL(1,2)   ANNUAL(1,2)   (10/18/90)
TIFI Foreign
Equity Series -
Primary Shares                             1.20%         -4.55%        -1.39%        3.01%         7.88%        181.17%
MSCI AC World
Free ex U.S. IndexSM(3)                   -1.05%         -8.17%        -6.16%       -1.70%         5.50%         79.70%
MSCI EAFE[REGISTRATION MARK]Index(4)      -1.38%         -9.22%        -6.49%       -1.26%         5.71%         66.87%


* Not annualized

1 Past fee waivers by the Fund's manager and administrator increased the Fund's total returns. Without these waivers, the Fund's total returns would have been lower.

2 Average annual total return represents the average annual change in value of an investment over the indicated periods.

3 Cumulative total return represents the change in value of an investment over the indicated periods.

4 Source: Morgan Stanley Capital International (MSCI). The MSCI All Country (AC)
  World Free ex U.S. IndexSM measures the performance of securities located in 48 countries, including emerging markets in Latin America, Asia, and Eastern Europe. It includes reinvested dividends.

5 Source: Morgan Stanley Capital International (MSCI). The MSCI Europe,
  Australasia, and Far East (EAFE)[REGISTRATION MARK] Index is a capitalization-weighted (outstanding shares times price) equity index that measures the total returns (gross dividends are reinvested) of equity securities in the developed markets of Europe, Australasia, and the Far East.

Indices are unmanaged, do not contain cash, and do not include management or other operating expenses. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of the countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those asso-ciated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares. Past performance is not predictive of future results.

The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 9.


[PHOTO OMITTED]

GARY P. MOTYL, CHIEF INVESTMENT OFFICER OF TEMPLETON INSTITUTIONAL GLOBAL EQUITIES GROUP AND PRESIDENT OF TEMPLETON INVESTMENT COUNSEL, LLC, MANAGES SEVERAL INSTITUTIONAL MUTUAL FUNDS AND SEPARATE ACCOUNT PORTFOLIOS AND HAS RESEARCH RESPONSIBILITY FOR THE GLOBAL AUTOMOBILE INDUSTRY.


PRIOR TO JOINING TEMPLETON IN 1981, MR. MOTYL WORKED FROM 1974 TO 1979 AS A SECURITY ANALYST WITH STANDARD & POOR'S CORPORATION. HE THEN WORKED AS A RESEARCH ANALYST AND PORTFOLIO MANAGER FROM 1979 TO 1981 WITH LANDMARK FIRST NATIONAL BANK. IN THIS CAPACITY, HE HAD RESPONSIBILITY FOR EQUITY RESEARCH AND MANAGED SEVERAL PENSION AND PROFIT SHARING PLANS.


MR. MOTYL HOLDS A B.S. IN FINANCE FROM LEHIGH UNIVERSITY IN PENNSYLVANIA AND AN M.B.A. FROM PACE UNIVERSITY IN NEW YORK. HE IS ALSO A CHARTERED FINANCIAL ANALYST (CFA) CHARTERHOLDER.

TEMPLETON INSTITUTIONAL FUNDS, INC. FOREIGN EQUITY SERIES
LETTER CONTINUED



GEOGRAPHIC DISTRIBUTION ON 6/30/02
(EQUITY ASSETS AS A PERCENTAGE OF TOTAL NET ASSETS)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Middle East/Africa                0.4%
Latin America                     3.4%
Australia/New Zealand             5.6%
North America                     7.3%
Asia                             20.2%
Europe                           56.5%

FUND ASSET ALLOCATION ON 6/30/02

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Short-Term Investments &
Other Net Assets                  6.6%
Equity*                          93.4%

*EQUITY INCLUDES CONVERTIBLE AND PREFERRED SECURITIES.


at a 6.1% annual rate during the first quarter of this year. It is apparent that the pace of growth slowed during the second quarter. This perceived economic weakness worried investors and generally caused global stock markets to move lower. In turn, the combination of economic woes and lower stock prices put pressure on the U.S. dollar, which traded at two-year lows against the euro and declined against the yen, the pound, and many other currencies during the period.

     In addition to the economy, two other factors that characterized the period also contributed to the declines in the global stock markets and in the relative value of the U.S. dollar. First, corporate scandals led some investors to question the credibility of financial statements and of corporate executives--most of the scandals involved U.S. companies and were related to improper or fraudulent accounting. And second, a fragile geopolitical backdrop due to enduring terrorist fears in the United States and continued tensions between India and Pakistan as well as between Israel and the Palestine Authority.

     In this framework, non-U.S. stock markets, in aggregate, performed better than the U.S. stock market, and the portfolio of the TIFI Foreign Equity Series generally outperformed both U.S. and non-U.S. stock markets in the aggregate. For the six-month period ended June 30, 2002, the total return for the TIFI Foreign Equity Series-Primary shares was 1.20% (in U.S. dollars). By comparison, the total return for the Morgan Stanley Capital International (MSCI) All Country World Free ex U.S. IndexSM(1) and for the S&P 500[REGISTRATION MARK]Index (2) was -1.05% and -13.15% (in U.S. dollars), respectively.

     On the positive side, the Fund's holdings in the utilities, materials, and consumer discretionary sectors performed particularly well. During the period, materials and utilities made a positive contribution to the performance of the MSCI benchmark, as both sectors posted positive total returns (15.52% and 4.88%, in U.S. dollars, respectively).(1) In this case the portfolio of the Foreign Equity Series benefited from two sectors that performed strongly. That was not the case for the consumer discretionary sector, which was also not a strong performing sector within the MSCI Index. In fact, consumer discretionary had a negative weighted contribution on the MSCI All Country World ex U.S. IndexSM (-0.16%).(1) However, within the portfolio, consumer discretionary holdings had a positive weighted contribution (1.83%). This was the result of strong stock selection. Major contributors to portfolio performance included stocks such as Sony Corp. in Japan, Electrolux in Sweden, and LG Electronics in South Korea, among others. Other major contributors to portfolio performance included Eni in Italy, Unilever in the Netherlands, and Samsung Electronics in South Korea.

     On the negative side, the stock market's decline in the telecommunications services, information technology, and health care sectors had a detrimental effect on the portfolio's performance. These three sectors were the worst performing sectors in the MSCI All Country World Free ex U.S. Index.SM For the six-month period ended June 30, 2002, telecommunications services, information technology, and health care sectors' total returns were -25.55%, -22.04%, and -3.98% (in U.S. dollars), respectively.(1)

     During the period, the outlook for technology-related and telecommunications services companies remained grim. Telecom companies, for example, continued to suffer from decreased demand and intense price competition. In addition, the formerly well-regarded pharmaceutical industry, which traditionally has served as a so-called "safe haven" during bear markets, was under much pressure due to accounting issues; criminal investigations; and rising federal, state, and corporate concerns over health care costs. This, in addition to the negative effects of a well-anticipated bevy of patent expirations through 2003, kept many investors negative on pharmaceutical stocks.

     Although, in aggregate, portfolio holdings in each of pharmaceuticals, telecommunications services, and information technology companies produced negative returns during the period, only holdings in pharmaceuticals lagged the index. This was primarily due to a position in Elan Corp., which fell significantly during the second quarter. In addition to worries over an ongoing SEC investigation regarding the company's historical accounting practices, the disclosure of unanticipated impairment charges to assets and investments raised further concerns. Management changes and restructuring initiatives have



INDUSTRY DIVERSIFICATION ON 6/30/02
(EQUITY ASSETS AS A PERCENTAGE OF TOTAL NET ASSETS)

  Financials                       20.5%

  Materials                        15.5%

  Industrials                      11.3%

  Consumer Discretionary           11.2%

  Health Care                       8.0%

  Telecommunication Services        7.9%

  Energy                            6.8%

  Utilities                         6.1%

  Information Technology            3.8%

  Consumer Staples                  2.3%


10 LARGEST EQUITY POSITIONS ON 6/30/02
  (PERCENTAGE OF TOTAL NET ASSETS)

  Aventis SA                        2.3%

  E.ON AG                           2.2%

  Unilever NV                       2.1%

  Eni SpA                           1.9%

  Amersham PLC                      1.8%

  UPM - Kymmene Corp.               1.6%

  Alcan Inc.                        1.6%

  DBS Group Holdings Ltd.           1.6%

  Koninklijke Philips
   Electronics NV                   1.6%

  Sony Corp.                        1.5%

--------------------------------------------------------------------------------
TEMPLETON INSTITUTIONAL FUNDS, INC. FOREIGN EQUITY SERIES
LETTER CONTINUED

TEMPLETON FOREIGN EQUITY SERIES - PRIMARY SHARES
TOTAL RETURN INDEX COMPARISON
$5,000,000 INVESTMENT: 10/18/90 - 6/30/02

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:


                              TIFI - Foreign            MSCI All Country
                             Equity Series -             World Free ex   MSCI EAFE[REGISTRAION MARK]
                             Primary Shares(1)           US IndexSM(4)          Index(5)       CPI Index(6)
-----------------------------------------------------------------------------------------------------------
      INCEPT                    $ 5,000,000              $ 5,000,000          $ 5,000,000      $5,000,000
      Oct-90                      4,970,000                5,277,872            4,934,899       5,010,497
      Nov-90                      4,875,000                4,984,504            4,645,204       5,021,531
      Dec-90                      4,860,000                5,075,508            4,722,265       5,021,531
      Jan-91                      5,005,000                5,234,135            4,876,331       5,051,810
      Feb-91                      5,614,715                5,796,297            5,400,502       5,059,211
      Mar-91                      5,452,705                5,477,302            5,077,601       5,066,613
      Apr-91                      5,503,335                5,536,810            5,128,939       5,074,014
      May-91                      5,579,275                5,615,435            5,183,969       5,088,817
      Jun-91                      5,295,755                5,224,874            4,804,402       5,104,293
      Jul-91                      5,604,590                5,475,926            5,041,756       5,111,694
      Aug-91                      5,614,715                5,381,896            4,940,601       5,126,497
      Sep-91                      5,756,480                5,655,734            5,220,530       5,149,374
      Oct-91                      5,736,225                5,754,624            5,295,844       5,156,776
      Nov-91                      5,685,595                5,498,299            5,050,016       5,171,579
      Dec-91                      5,899,360                5,783,736            5,312,370       5,175,616
      Jan-92                      6,060,455                5,703,139            5,200,543       5,183,017
      Feb-92                      6,154,890                5,528,007            5,015,878       5,201,857
      Mar-92                      6,108,305                5,193,699            4,686,141       5,228,099
      Apr-92                      6,304,445                5,210,754            4,709,499       5,235,500
      May-92                      6,657,495                5,527,136            5,026,180       5,242,901
      Jun-92                      6,584,640                5,260,405            4,789,505       5,261,741
      Jul-92                      6,360,485                5,148,495            4,668,309       5,273,180
      Aug-92                      6,181,155                5,423,066            4,962,685       5,287,983
      Sep-92                      6,024,245                5,311,798            4,866,378       5,302,786
      Oct-92                      5,811,295                5,078,534            4,612,698       5,321,626
      Nov-92                      5,822,505                5,106,638            4,657,428       5,329,027
      Dec-92                      5,820,815                5,149,274            4,682,816       5,325,663
      Jan-93                      5,843,980                5,148,678            4,683,723       5,351,904
      Feb-93                      5,971,405                5,306,251            4,826,679       5,370,610
      Mar-93                      6,119,130                5,743,162            5,248,598       5,389,584
      Apr-93                      6,316,145                6,250,447            5,748,191       5,404,387
      May-93                      6,484,190                6,389,589            5,871,201       5,411,923
      Jun-93                      6,362,505                6,313,118            5,780,833       5,419,392
      Jul-93                      6,466,805                6,522,955            5,984,539       5,419,190
      Aug-93                      6,924,585                6,873,034            6,308,836       5,434,396
      Sep-93                      6,872,430                6,731,737            6,168,297       5,445,431
      Oct-93                      7,278,055                6,975,225            6,359,914       5,468,376
      Nov-93                      7,110,010                6,444,008            5,805,314       5,472,009
      Dec-93                      7,801,445                6,946,617            6,225,722       5,471,740
      Jan-94                      8,357,855                7,517,903            6,753,423       5,487,014
      Feb-94                      8,129,435                7,461,054            6,736,195       5,506,056
      Mar-94                      7,768,920                7,119,319            6,447,259       5,524,896
      Apr-94                      7,881,600                7,360,835            6,722,292       5,532,297
      May-94                      7,911,255                7,363,310            6,685,117       5,535,661
      Jun-94                      7,656,245                7,415,529            6,781,228       5,554,501
      Jul-94                      7,988,350                7,536,104            6,848,021       5,569,304
      Aug-94                      8,261,150                7,789,677            7,011,530       5,592,249
      Sep-94                      8,065,445                7,596,849            6,792,108       5,607,052
      Oct-94                      8,237,430                7,801,047            7,019,992       5,611,089
      Nov-94                      7,881,600                7,424,744            6,684,210       5,618,490
      Dec-94                      7,819,750                7,407,368            6,727,430       5,618,490
      Jan-95                      7,594,765                7,071,410            6,470,833       5,640,627
      Feb-95                      7,713,335                7,032,716            6,453,908       5,663,168
      Mar-95                      7,749,830                7,430,062            6,858,152       5,681,941
      Apr-95                      8,090,485                7,719,900            7,117,916       5,700,713
      May-95                      8,297,305                7,685,791            7,034,893       5,711,950
      Jun-95                      8,345,970                7,579,474            6,913,391       5,723,187
      Jul-95                      8,759,620                8,009,875            7,345,801       5,723,052
      Aug-95                      8,534,545                7,731,957            7,067,141       5,738,528
      Sep-95                      8,692,705                7,864,085            7,207,075       5,749,294
      Oct-95                      8,504,130                7,653,973            7,015,156       5,768,201
      Nov-95                      8,637,960                7,833,735            7,212,213       5,764,164
      Dec-95                      8,834,275                8,143,470            7,504,776       5,760,396
      Jan-96                      9,117,425                8,255,334            7,537,417       5,794,173
      Feb-96                      9,262,065                8,255,655            7,564,618       5,812,946
      Mar-96                      9,331,560                8,409,331            7,727,193       5,842,955
      Apr-96                      9,672,730                8,664,463            7,953,750       5,865,429
      May-96                      9,786,450                8,534,352            7,809,427       5,876,665
      Jun-96                      9,754,860                8,577,631            7,855,149       5,880,433
      Jul-96                      9,502,145                8,292,469            7,627,483       5,891,603
      Aug-96                      9,780,130                8,341,112            7,646,221       5,902,839
      Sep-96                      9,862,350                8,548,244            7,851,031       5,921,612
      Oct-96                      9,957,240                8,462,613            7,772,857       5,940,385
      Nov-96                     10,469,655                8,789,081            8,084,159       5,951,622
      Dec-96                     10,740,950                8,687,303            7,982,003       5,951,622
      Jan-97                     10,938,155                8,527,714            7,704,552       5,970,327
      Feb-97                     11,089,240                8,684,094            7,832,397       5,988,225
      Mar-97                     11,201,115                8,665,893            7,862,621       6,003,162
      Apr-97                     11,148,470                8,738,972            7,906,445       6,010,362
      May-97                     11,609,150                9,278,761            8,422,661       6,006,729
      Jun-97                     12,122,480                9,790,723            8,889,310       6,013,928
      Jul-97                     12,563,415                9,988,960            9,034,685       6,021,128
      Aug-97                     11,852,650                9,203,166            8,361,911       6,032,566
      Sep-97                     12,806,920                9,700,732            8,832,188       6,047,638
      Oct-97                     11,859,230                8,874,822            8,155,277       6,062,778
      Nov-97                     11,780,260                8,763,921            8,073,882       6,059,144
      Dec-97                     11,968,600                8,864,782            8,146,418       6,051,877
      Jan-98                     12,113,380                9,129,955            8,520,886       6,062,778
      Feb-98                     12,885,550                9,739,155            9,069,441       6,074,889
      Mar-98                     13,832,910               10,075,664            9,350,791       6,087,068
      Apr-98                     14,012,830               10,147,826            9,426,984       6,098,035
      May-98                     13,860,590                9,963,800            9,383,432       6,109,003
      Jun-98                     13,729,110                9,926,344            9,456,270       6,116,337
      Jul-98                     13,971,310               10,020,745            9,554,527       6,123,671
      Aug-98                     11,722,335                8,607,545            8,372,792       6,131,005
      Sep-98                     11,549,340                8,425,720            8,118,342       6,138,339
      Oct-98                     12,442,005                9,308,295            8,967,019       6,153,075
      Nov-98                     13,113,240                9,808,520            9,428,495       6,153,075
      Dec-98                     13,184,695               10,146,450            9,802,661       6,149,374
      Jan-99                     13,043,645               10,135,585            9,776,064       6,164,379
      Feb-99                     12,746,690                9,908,647            9,545,157       6,170,569
      Mar-99                     13,435,420               10,387,049            9,945,958       6,189,275
      Apr-99                     14,537,050               10,906,612           10,351,288       6,234,289
      May-99                     14,001,120               10,394,325            9,820,492       6,234,289
      Jun-99                     14,663,585               10,871,948           10,205,539       6,234,289
      Jul-99                     14,745,465               11,126,938           10,511,392       6,250,572
      Aug-99                     14,671,030               11,165,540           10,551,891       6,269,345
      Sep-99                     14,373,290               11,241,049           10,660,695       6,296,864
      Oct-99                     14,604,040               11,659,622           11,062,364       6,309,380
      Nov-99                     15,333,495               12,125,829           11,448,921       6,311,936
      Dec-99                     16,788,955               13,282,292           12,478,632       6,311,936
      Jan-00                     15,751,830               12,561,548           11,687,988       6,329,498
      Feb-00                     16,188,515               12,900,854           12,004,729       6,365,765
      Mar-00                     16,514,790               13,386,362           12,472,587       6,417,104
      Apr-00                     15,808,360               12,639,271           11,818,276       6,422,083
      May-00                     15,753,415               12,315,956           11,532,037       6,427,062
      Jun-00                     16,561,885               12,840,245           11,985,707       6,462,118
      Jul-00                     16,334,260               12,333,313           11,485,492       6,475,912
      Aug-00                     16,577,585               12,485,902           11,587,598       6,475,912
      Sep-00                     15,800,510               11,793,308           11,025,794       6,509,689
      Oct-00                     15,149,025               11,418,472           10,767,384       6,520,859
      Nov-00                     15,046,985               10,906,190           10,365,976       6,524,627
      Dec-00                     15,805,910               11,278,642           10,736,767       6,519,580
      Jan-01                     16,057,685               11,447,823           10,731,829       6,562,105
      Feb-01                     15,526,160               10,541,495            9,928,068       6,589,625
      Mar-01                     14,351,635                9,796,362            9,270,725       6,605,908
      Apr-01                     15,163,635               10,462,640            9,920,945       6,629,660
      May-01                     15,069,215               10,173,719            9,578,671       6,658,458
      Jun-01                     14,729,310                9,783,525            9,190,518       6,672,251
      Jul-01                     14,370,520                9,565,848            9,024,029       6,651,056
      Aug-01                     14,210,005                9,328,275            8,797,306       6,653,613
      Sep-01                     12,463,260                8,338,645            7,908,238       6,681,133
      Oct-01                     12,869,260                8,572,276            8,110,458       6,658,592
      Nov-01                     13,634,055                8,964,350            8,409,957       6,647,356
      Dec-01                     13,891,585                9,079,827            8,460,091       6,621,114
      Jan-02                     13,497,975                8,690,962            8,011,199       6,638,676
      Feb-02                     13,718,780                8,753,542            8,067,779       6,664,985
      Mar-02                     14,385,620                9,229,055            8,508,246       6,700,040
      Apr-02                     14,404,850                9,289,022            8,569,862       6,738,864
      May-02                     14,664,485                9,390,204            8,686,120       6,737,586
      Jun-02                     14,058,670                8,984,742            8,343,592       6,742,565


Periods ended June 30, 2002

                                                      SINCE
              SIX-   ONE-   THREE-   FIVE-    TEN-  INCEPTION
             MONTH*  YEAR    YEAR    YEAR     YEAR  (10/18/90)
Average
Annual
Total
Return(1,2)  1.20%  -4.55%  -1.39%   3.01%    7.88%    9.24%

Cumulative
Total
Return(1,3)  1.20%  -4.55%  -4.13%  15.97%  113.51%  181.17%

*NOT ANNUALIZED

1 PAST FEE WAIVERS BY THE FUND'S MANAGER AND ADMINISTRATOR INCREASED THE FUND'S TOTAL RETURNS. WITHOUT THESE WAIVERS, THE PRIMARY SHARES TOTAL RETURNS WOULD HAVE BEEN LOWER.

2 AVERAGE ANNUAL TOTAL RETURN REPRESENTS THE AVERAGE ANNUAL CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS INDICATED.

3 CUMULATIVE TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS INDICATED.

4 SOURCE: MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI). THE MSCI ALL COUNTRY (AC) WORLD FREE EX U.S. INDEXSM MEASURES THE PERFORMANCE OF SECURITIES LOCATED IN 48 COUNTRIES, INCLUDING EMERGING MARKETS IN LATIN AMERICA, ASIA, AND EASTERN EUROPE. IT INCLUDES REINVESTED DIVIDENDS.

5 SOURCE: MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI). THE MSCI EUROPE, AUSTRALASIA, AND FAR EAST (EAFE)(R)INDEX IS A CAPITALIZATION-WEIGHTED (OUTSTANDING SHARES TIMES PRICE) EQUITY INDEX THAT MEASURES THE TOTAL RETURNS (GROSS DIVIDENDS ARE REINVESTED) OF EQUITY SECURITIES IN THE DEVELOPED MARKETS OF EUROPE, AUSTRALASIA, AND THE FAR EAST.

6 SOURCE: U.S. BUREAU OF LABOR STATISTICS.

INDICES ARE UNMANAGED, DO NOT CONTAIN CASH, AND DO NOT INCLUDE MANAGEMENT OR OTHER OPERATING EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX, NOR IS AN INDEX REPRESENTATIVE OF THE FUND'S PORTFOLIO.

ALL CALCULATIONS ASSUME REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, CURRENCY VOLATILITY, AND THE ECONOMIC, SOCIAL, AND POLITICAL CLIMATES OF THE COUNTRIES WHERE THE FUND INVESTS. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

THE PERFORMANCE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES.
--------------------------------------------------------------------------------

been implemented, and we will continue to assess further developments. In addition to Elan Corp, other major detractors from portfolio performance included News Corp. in Australia, Alcatel in France, and Nortel Networks in Canada.

     Geographically, stock valuations in Europe and non-Japan Asia generally remained more attractive than in the United States. We expect this disparity to continue over the near term. In Europe, we believe tax reform should continue to encourage restructuring; and labor reform, although slow, has improved. In 1993, only 23% of the labor force in Europe was considered "temporary help"; in 2000 it was 30%. However, labor mobility continues to be one of the biggest sources of inefficiency in Europe. In response, the European Commission recently put forth 25 recommendations to increase worker mobility and urged member states to implement the recommendations by 2005.

     In non-Japan Asia, stock markets continued to trade at discounts to the U.S. market and, to a lesser extent, the European markets. Hong Kong has traditionally provided exposure to what is arguably the most tangible and quoted asset in the world--real estate. Many Hong Kong stocks have a proven record of generating free cash flow. At a time when investors are shying away from intangible assets, we believe that the tangible assets of Hong Kong look ever more appealing.

     In Japan, the stock market ended the period with a positive investment return. The holdings of Japanese stocks within the portfolio, in aggregate, made a positive contribution to portfolio performance. However, the Fund's underweight to Japanese stocks hurt the portfolio's relative performance. This underweight was the result of continued relatively high stock valuations and what we believe is a lack of commitment to restructuring in Japan. In our opinion, political stagnation, aggravated by bribery and corruption scandals, has polluted Mr. Koizumi's administration.

     In terms of portfolio activity, over the past few months, we identified what we believe should be potentially rewarding stock opportunities. We initiated positions in two financial companies based in Italy: Riunione Adriatica Di Sicurta (RAS), an insurance company, and San Paulo-IMI, a leading bank. We also added to a small position in Ono Pharmaceutical in Japan. In addition, we increased existing holdings in BCE in Canada and in BHP Billiton in Australia. On the sell side, we took advantage of the volatile markets and trimmed several positions that had appreciated, including Unilever and Hong Kong Electric. We eliminated the positions in EVN in Austria, Fujitsu in Japan, and AstraZeneca in the United Kingdom. Based on our models, these three stocks had reached full appreciation status and thus were eliminated from the portfolio.

     Going forward, we will continue to apply our value investment philosophy, selecting stocks on the basis of what we believe is their future promise rather than their present activity or popularity.

     This discussion reflects our views, opinions, and portfolio holdings as of June 30, 2002, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the Fund's portfolio composition. Although past performance is not predictive of future results, these insights may help you better understand our investment and management philosophy.

     Of course, it should be remembered that investing in foreign securities involves special risks related to market and currency volatility, and economic, social, political, and other factors in the countries where the Fund invests. Emerging market securities involve heightened risks related to the same factors, in addition to those associated with these markets' relatively small size and lesser liquidity. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, the consequences of severe market corrections. While short-term volatility can be disconcerting, declines in excess of 50% are not unusual in emerging markets. For example, the Mexican Bolsa Index has increased 26.66% in U.S. dollar terms since June 1992, but has suffered numerous declines of more than 15% during that time.(3) These special risks and other considerations are discussed in the Fund's prospectus. The Fund's definition of "emerging markets"


--------------------------------------------------------------------------------
TEMPLETON FOREIGN EQUITY SERIES - SERVICE SHARES*
TOTAL RETURN INDEX COMPARISON
$5,000,000 INVESTMENT: 10/18/90 - 6/30/02

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:


                              TIFI - Foreign           MSCI All Country
                              Equity Series -          World Free ex US  MSCI EAFE[REGISTRATION MARK]
                             Service Shares(1)            IndexSM(4)            Index(5)       CPI Index(6)
      INCEPT                     $ 5,000,000             $ 5,000,000          $ 5,000,000      $5,000,000
      Oct-90                       4,970,000               5,277,872            4,934,899       5,010,497
      Nov-90                       4,875,000               4,984,504            4,645,204       5,021,531
      Dec-90                       4,860,000               5,075,508            4,722,265       5,021,531
      Jan-91                       5,005,000               5,234,135            4,876,331       5,051,810
      Feb-91                       5,614,715               5,796,297            5,400,502       5,059,211
      Mar-91                       5,452,705               5,477,302            5,077,601       5,066,613
      Apr-91                       5,503,335               5,536,810            5,128,939       5,074,014
      May-91                       5,579,275               5,615,435            5,183,969       5,088,817
      Jun-91                       5,295,755               5,224,874            4,804,402       5,104,293
      Jul-91                       5,604,590               5,475,926            5,041,756       5,111,694
      Aug-91                       5,614,715               5,381,896            4,940,601       5,126,497
      Sep-91                       5,756,480               5,655,734            5,220,530       5,149,374
      Oct-91                       5,736,225               5,754,624            5,295,844       5,156,776
      Nov-91                       5,685,595               5,498,299            5,050,016       5,171,579
      Dec-91                       5,899,360               5,783,736            5,312,370       5,175,616
      Jan-92                       6,060,455               5,703,139            5,200,543       5,183,017
      Feb-92                       6,154,890               5,528,007            5,015,878       5,201,857
      Mar-92                       6,108,305               5,193,699            4,686,141       5,228,099
      Apr-92                       6,304,445               5,210,754            4,709,499       5,235,500
      May-92                       6,657,495               5,527,136            5,026,180       5,242,901
      Jun-92                       6,584,640               5,260,405            4,789,505       5,261,741
      Jul-92                       6,360,485               5,148,495            4,668,309       5,273,180
      Aug-92                       6,181,155               5,423,066            4,962,685       5,287,983
      Sep-92                       6,024,245               5,311,798            4,866,378       5,302,786
      Oct-92                       5,811,295               5,078,534            4,612,698       5,321,626
      Nov-92                       5,822,505               5,106,638            4,657,428       5,329,027
      Dec-92                       5,820,815               5,149,274            4,682,816       5,325,663
      Jan-93                       5,843,980               5,148,678            4,683,723       5,351,904
      Feb-93                       5,971,405               5,306,251            4,826,679       5,370,610
      Mar-93                       6,119,130               5,743,162            5,248,598       5,389,584
      Apr-93                       6,316,145               6,250,447            5,748,191       5,404,387
      May-93                       6,484,190               6,389,589            5,871,201       5,411,923
      Jun-93                       6,362,505               6,313,118            5,780,833       5,419,392
      Jul-93                       6,466,805               6,522,955            5,984,539       5,419,190
      Aug-93                       6,924,585               6,873,034            6,308,836       5,434,396
      Sep-93                       6,872,430               6,731,737            6,168,297       5,445,431
      Oct-93                       7,278,055               6,975,225            6,359,914       5,468,376
      Nov-93                       7,110,010               6,444,008            5,805,314       5,472,009
      Dec-93                       7,801,445               6,946,617            6,225,722       5,471,740
      Jan-94                       8,357,855               7,517,903            6,753,423       5,487,014
      Feb-94                       8,129,435               7,461,054            6,736,195       5,506,056
      Mar-94                       7,768,920               7,119,319            6,447,259       5,524,896
      Apr-94                       7,881,600               7,360,835            6,722,292       5,532,297
      May-94                       7,911,255               7,363,310            6,685,117       5,535,661
      Jun-94                       7,656,245               7,415,529            6,781,228       5,554,501
      Jul-94                       7,988,350               7,536,104            6,848,021       5,569,304
      Aug-94                       8,261,150               7,789,677            7,011,530       5,592,249
      Sep-94                       8,065,445               7,596,849            6,792,108       5,607,052
      Oct-94                       8,237,430               7,801,047            7,019,992       5,611,089
      Nov-94                       7,881,600               7,424,744            6,684,210       5,618,490
      Dec-94                       7,819,750               7,407,368            6,727,430       5,618,490
      Jan-95                       7,594,765               7,071,410            6,470,833       5,640,627
      Feb-95                       7,713,335               7,032,716            6,453,908       5,663,168
      Mar-95                       7,749,830               7,430,062            6,858,152       5,681,941
      Apr-95                       8,090,485               7,719,900            7,117,916       5,700,713
      May-95                       8,297,305               7,685,791            7,034,893       5,711,950
      Jun-95                       8,345,970               7,579,474            6,913,391       5,723,187
      Jul-95                       8,759,620               8,009,875            7,345,801       5,723,052
      Aug-95                       8,534,545               7,731,957            7,067,141       5,738,528
      Sep-95                       8,692,705               7,864,085            7,207,075       5,749,294
      Oct-95                       8,504,130               7,653,973            7,015,156       5,768,201
      Nov-95                       8,637,960               7,833,735            7,212,213       5,764,164
      Dec-95                       8,834,275               8,143,470            7,504,776       5,760,396
      Jan-96                       9,117,425               8,255,334            7,537,417       5,794,173
      Feb-96                       9,262,065               8,255,655            7,564,618       5,812,946
      Mar-96                       9,331,560               8,409,331            7,727,193       5,842,955
      Apr-96                       9,672,730               8,664,463            7,953,750       5,865,429
      May-96                       9,786,450               8,534,352            7,809,427       5,876,665
      Jun-96                       9,754,860               8,577,631            7,855,149       5,880,433
      Jul-96                       9,502,145               8,292,469            7,627,483       5,891,603
      Aug-96                       9,780,130               8,341,112            7,646,221       5,902,839
      Sep-96                       9,862,350               8,548,244            7,851,031       5,921,612
      Oct-96                       9,957,240               8,462,613            7,772,857       5,940,385
      Nov-96                      10,469,655               8,789,081            8,084,159       5,951,622
      Dec-96                      10,740,950               8,687,303            7,982,003       5,951,622
      Jan-97                      10,938,155               8,527,714            7,704,552       5,970,327
      Feb-97                      11,089,240               8,684,094            7,832,397       5,988,225
      Mar-97                      11,201,115               8,665,893            7,862,621       6,003,162
      Apr-97                      11,148,470               8,738,972            7,906,445       6,010,362
      May-97                      11,609,150               9,278,761            8,422,661       6,006,729
      Jun-97                      12,122,480               9,790,723            8,889,310       6,013,928
      Jul-97                      12,563,415               9,988,960            9,034,685       6,021,128
      Aug-97                      11,852,650               9,203,166            8,361,911       6,032,566
      Sep-97                      12,806,920               9,700,732            8,832,188       6,047,638
      Oct-97                      11,859,230               8,874,822            8,155,277       6,062,778
      Nov-97                      11,780,260               8,763,921            8,073,882       6,059,144
      Dec-97                      11,968,600               8,864,782            8,146,418       6,051,877
      Jan-98                      12,113,380               9,129,955            8,520,886       6,062,778
      Feb-98                      12,885,550               9,739,155            9,069,441       6,074,889
      Mar-98                      13,832,910              10,075,664            9,350,791       6,087,068
      Apr-98                      14,012,830              10,147,826            9,426,984       6,098,035
      May-98                      13,860,590               9,963,800            9,383,432       6,109,003
      Jun-98                      13,729,110               9,926,344            9,456,270       6,116,337
      Jul-98                      13,971,310              10,020,745            9,554,527       6,123,671
      Aug-98                      11,722,335               8,607,545            8,372,792       6,131,005
      Sep-98                      11,549,340               8,425,720            8,118,342       6,138,339
      Oct-98                      12,442,005               9,308,295            8,967,019       6,153,075
      Nov-98                      13,113,240               9,808,520            9,428,495       6,153,075
      Dec-98                      13,184,695              10,146,450            9,802,661       6,149,374
      Jan-99                      13,043,645              10,135,585            9,776,064       6,164,379
      Feb-99                      12,746,690               9,908,647            9,545,157       6,170,569
      Mar-99                      13,435,420              10,387,049            9,945,958       6,189,275
      Apr-99                      14,537,050              10,906,612           10,351,288       6,234,289
      May-99                      14,001,120              10,394,325            9,820,492       6,234,289
      Jun-99                      14,663,585              10,871,948           10,205,539       6,234,289
      Jul-99                      14,745,465              11,126,938           10,511,392       6,250,572
      Aug-99                      14,671,030              11,165,540           10,551,891       6,269,345
      Sep-99                      14,373,290              11,241,049           10,660,695       6,296,864
      Oct-99                      14,604,040              11,659,622           11,062,364       6,309,380
      Nov-99                      15,333,495              12,125,829           11,448,921       6,311,936
      Dec-99                      16,788,955              13,282,292           12,478,632       6,311,936
      Jan-00                      15,751,830              12,561,548           11,687,988       6,329,498
      Feb-00                      16,188,515              12,900,854           12,004,729       6,365,765
      Mar-00                      16,514,790              13,386,362           12,472,587       6,417,104
      Apr-00                      15,808,360              12,639,271           11,818,276       6,422,083
      May-00                      15,753,415              12,315,956           11,532,037       6,427,062
      Jun-00                      16,561,885              12,840,245           11,985,707       6,462,118
      Jul-00                      16,334,260              12,333,313           11,485,492       6,475,912
      Aug-00                      16,577,585              12,485,902           11,587,598       6,475,912
      Sep-00                      15,800,510              11,793,308           11,025,794       6,509,689
      Oct-00                      15,149,025              11,418,472           10,767,384       6,520,859
      Nov-00                      15,046,985              10,906,190           10,365,976       6,524,627
      Dec-00                      15,805,910              11,278,642           10,736,767       6,519,580
      Jan-01                      16,057,685              11,447,823           10,731,829       6,562,105
      Feb-01                      15,526,160              10,541,495            9,928,068       6,589,625
      Mar-01                      14,351,635               9,796,362            9,270,725       6,605,908
      Apr-01                      15,163,635              10,462,640            9,920,945       6,629,660
      May-01                      15,069,215              10,173,719            9,578,671       6,658,458
      Jun-01                      14,729,310               9,783,525            9,190,518       6,672,251
      Jul-01                      14,370,520               9,565,848            9,024,029       6,651,056
      Aug-01                      14,210,005               9,328,275            8,797,306       6,653,613
      Sep-01                      12,463,260               8,338,645            7,908,238       6,681,133
      Oct-01                      12,869,260               8,572,276            8,110,458       6,658,592
      Nov-01                      13,634,055               8,964,350            8,409,957       6,647,356
      Dec-01                      13,891,585               9,079,827            8,460,091       6,621,114
      Jan-02                      13,497,975               8,690,962            8,011,199       6,638,676
      Feb-02                      13,718,780               8,753,542            8,067,779       6,664,985
      Mar-02                      14,385,620               9,229,055            8,508,246       6,700,040
      Apr-02                      14,404,850               9,289,022            8,569,862       6,738,864
      May-02                      14,664,485               9,390,204            8,686,120       6,737,586
      Jun-02                      14,058,670               8,984,742            8,343,592       6,742,565


Periods ended June 30, 2002

                                                       SINCE
               SIX-   ONE-   THREE-  FIVE-    TEN-   INCEPTION
             MONTH**  YEAR    YEAR   YEAR     YEAR   (10/18/90)
Average
Annual
Total
Return(1,2)   1.20%  -4.55%  -1.40   2.96%    7.86%    9.22%

Cumulative
Total
Return(1,3)   1.20%  -4.55%  -4.13  15.70%  113.05%  180.57%

*ON MAY 3, 1999, THE FUND BEGAN SELLING SERVICE SHARES TO CERTAIN ELIGIBLE INVESTORS AS DESCRIBED IN THE PROSPECTUS. THIS SHARE CLASS HAS A RULE 12B-1 PLAN. PERFORMANCE QUOTATIONS HAVE BEEN CALCULATED AS FOLLOWS: (A) FOR PERIODS PRIOR TO MAY 3, 1999, FIGURES REFLECT PRIMARY SHARES PERFORMANCE INCLUDING THE EFFECT OF PRIMARY SHARES EXPENSES, AND DOES NOT TAKE INTO ACCOUNT THE RULE 12B-1 FEE APPLICABLE TO THE SERVICE SHARES; AND (B) FOR PERIODS BEGINNING MAY 3, 1999, ACTUAL SERVICE SHARES PERFORMANCE IS USED REFLECTING ALL CHARGES AND FEES APPLICABLE TO THAT CLASS. AS OF DECEMBER 31, 2001, SERVICE SHARES DID NOT IMPOSE THE RULE 12B-1 FEE.

**NOT ANNUALIZED

1 PAST FEE WAIVERS BY THE FUND'S MANAGER AND ADMINISTRATOR INCREASED THE FUND'S
  TOTAL RETURNS. WITHOUT THESE WAIVERS, THE PRIMARY SHARES TOTAL RETURNS WOULD HAVE BEEN LOWER.

2 AVERAGE ANNUAL TOTAL RETURN REPRESENTS THE AVERAGE ANNUAL CHANGE IN VALUE OF
  AN INVESTMENT OVER THE PERIODS INDICATED.

3 CUMULATIVE TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER
  THE PERIODS INDICATED.

4 SOURCE: MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI). THE MSCI ALL COUNTRY (AC)
  WORLD FREE EX U.S. INDEXSM MEASURES THE PERFORMANCE OF SECURITIES LOCATED IN 48 COUNTRIES, INCLUDING EMERGING MARKETS IN LATIN AMERICA, ASIA, AND EASTERN EUROPE. IT INCLUDES REINVESTED DIVIDENDS.

5 SOURCE: MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI). THE MSCI EUROPE, AUSTRALASIA, AND FAR EAST (EAFE)[REGISTRATION MARK]INDEX IS A
CAPITALIZATION-WEIGHTED (OUTSTANDING SHARES TIMES PRICE) EQUITY INDEX THAT MEASURES THE TOTAL RETURNS (GROSS DIVIDENDS ARE REINVESTED) OF EQUITY SECURITIES IN THE DEVELOPED MARKETS OF EUROPE, AUSTRALASIA, AND THE FAR EAST.

6 SOURCE: U.S. BUREAU OF LABOR STATISTICS.

INDICES ARE UNMANAGED, DO NOT CONTAIN CASH, AND DO NOT INCLUDE MANAGEMENT OR OTHER OPERATING EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX, NOR IS AN INDEX REPRESENTATIVE OF THE FUND'S PORTFOLIO.

ALL CALCULATIONS ASSUME REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, CURRENCY VOLATILITY, AND THE ECONOMIC, SOCIAL, AND POLITICAL CLIMATES OF THE COUNTRIES WHERE THE FUND INVESTS. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

THE PERFORMANCE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES.
--------------------------------------------------------------------------------

TEMPLETON INSTITUTIONAL FUNDS, INC. FOREIGN EQUITY SERIES
LETTER CONTINUED


as used by the Fund's manager may differ from the definition of the same term used in managing other Franklin Templeton funds. The Fund invests, under normal circumstances, at least 80% of its net assets in foreign equity securities.

     From everyone at the Templeton organization, we would like to thank you for your support over the past year.



                        Best regards,

                        /S/SIGNATURE

                        Gary P. Motyl, CFA
                        PRESIDENT
                        TEMPLETON INVESTMENT COUNSEL, LLC
                        CHIEF INVESTMENT OFFICER, INSTITUTIONAL GLOBAL EQUITIES


1. Source: Morgan Stanley Capital International. The MSCI All Country World Free ex U.S. IndexSM measures the performance of securities located in 48 countries, including emerging markets in Latin America, Asia, and Eastern Europe. It includes reinvested dividends.

2. Source: Standard & Poor's Co. (S&P). The S&P 500[REGISTRATION MARK]Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance.

3. Source: Mexico Bolsa Index. Based on quarterly percentage price change since June 30, 1992 through June 30, 2002. Market return is measured in U.S. dollars and does not include reinvested dividends.

FOR THE MOST CURRENT PORTFOLIO INFORMATION, CALL 1-800-362-6243.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Highlights


                                                                                   PRIMARY SHARES
                                                  ------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                                    JUNE 30, 2002 --------------------------------------------------------------
                                                     (UNAUDITED)       2001         2000         1999         1998         1997
                                                  ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(for a share outstanding throughout the period)
Net asset value, beginning of period ............       $14.47       $16.95       $21.53       $17.76       $17.36       $16.34
                                                  ------------------------------------------------------------------------------
Income from investment operations:
 Net investment income ..........................          .20          .25          .35          .37          .42          .42
 Net realized and unrealized gains (losses) .....         (.03)       (2.28)       (1.66)        4.42         1.29         1.43
                                                  ------------------------------------------------------------------------------
Total from investment operations ................          .17        (2.03)       (1.31)        4.79         1.71         1.85
                                                  ------------------------------------------------------------------------------
Less distributions from:
 Net investment income ..........................         (.02)        (.28)        (.33)        (.38)        (.40)        (.43)
 Net realized gains .............................           --         (.17)       (2.94)        (.64)        (.91)        (.40)
                                                  ------------------------------------------------------------------------------
Total distributions .............................         (.02)        (.45)       (3.27)       (1.02)       (1.31)        (.83)
                                                  ------------------------------------------------------------------------------
Net asset value, end of period ..................       $14.62       $14.47       $16.95       $21.53       $17.76       $17.36
                                                  ==============================================================================
Total return* ...................................        1.20%     (12.11)%      (5.86)%       27.34%       10.16%       11.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............   $3,630,232   $3,551,516   $4,344,727   $5,247,862   $4,551,663   $3,706,006
Ratios to average net assets:
 Expenses .......................................         .83%**       .84%         .83%         .84%         .83%         .84%
 Net investment income ..........................        2.70%**      1.62%        1.71%        1.88%        2.33%        2.49%
Portfolio turnover rate .........................        8.82%       15.38%       27.41%       10.56%       15.40%       15.25%




*  Total return is not annualized.
** Annualized.
+ Based on average weighted shares outstanding effective year ended December 31, 1999.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Highlights (CONTINUED)


                                                                    SERVICE SHARES
                                                  ----------------------------------------------------
                                                  SIX MONTHS ENDED        YEAR ENDED DECEMBER 31,
                                                    JUNE 30, 2002 ------------------------------------
                                                     (UNAUDITED)       2001         2000       1999+
                                                  ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(for a share outstanding throughout the period)
Net asset value, beginning of period ............       $14.47       $16.95       $21.53       $19.53
                                                  ----------------------------------------------------
Income from investment operations:
 Net investment income ..........................          .20          .25          .35          .25
 Net realized and unrealized gains (losses) .....         (.03)       (2.28)       (1.66)        2.73
                                                  ----------------------------------------------------
Total from investment operations ................          .17        (2.03)       (1.31)        2.98
                                                  ----------------------------------------------------
Less distributions from:
 Net investment income ..........................         (.02)        (.28)        (.33)        (.37)
 Net realized gains .............................           --         (.17)       (2.94)        (.61)
                                                  ----------------------------------------------------
Total distributions .............................         (.02)        (.45)       (3.27)        (.98)
                                                  ----------------------------------------------------
Net asset value, end of period ..................       $14.62       $14.47       $16.95       $21.53
                                                  ====================================================
Total return* ...................................        1.20%     (12.11)%      (5.86)%       15.49%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............          $15          $15          $17          $22
Ratios to average net assets:
 Expenses .......................................         .83%**       .84%         .83%         .84%**
 Net investment income ..........................        2.69%**      1.62%        1.70%        1.91%**
Portfolio turnover rate .........................        8.82%       15.38%       27.41%       10.56%


*  Total return is not annualized.
** Annualized.
+ For the period May 3, 1999 (effective date) to December 31, 1999. ++Based on average weighted shares outstanding.

                       See notes to financial statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 2002 (UNAUDITED)



                                                                             COUNTRY           SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS 91.6%
     AEROSPACE & DEFENSE 1.6%
     BAE Systems PLC ...................................................   United Kingdom      5,076,273     $   25,920,669
     Rolls-Royce PLC ...................................................   United Kingdom     12,342,074         30,476,115
                                                                                                             ---------------
                                                                                                                 56,396,784
                                                                                                             ---------------

     AIR FREIGHT & COURIERS 1.0%
     Deutsche Post AG ..................................................       Germany         2,950,000         37,437,288
                                                                                                             ---------------

    *AIRLINES .7%
     British Airways PLC ...............................................   United Kingdom      8,317,200         23,611,842
                                                                                                             ---------------

     AUTO COMPONENTS 1.6%
     Autoliv Inc. ......................................................       Sweden            750,000         18,900,000
     Autoliv Inc., SDR .................................................       Sweden              9,100            221,795
     Michelin SA, B ....................................................       France          1,000,000         40,521,056
                                                                                                             ---------------
                                                                                                                 59,642,851
                                                                                                             ---------------

     AUTOMOBILES 1.3%
    *Tata Engineering & Locomotive Co., GDR, 144A ......................        India            200,000            622,000
     Volkswagen AG .....................................................       Germany           930,000         45,188,433
                                                                                                             ---------------
                                                                                                                 45,810,433
                                                                                                             ---------------

     BANKS 9.5%
     Australia & New Zealand Banking Group Ltd. ........................      Australia        3,384,161         36,645,185
    *Banca Nazionale del Lavoro SpA ....................................        Italy         11,000,000         19,174,172
     Bayerische Hypo-Und Vereinsbank AG (Austrian listed) ..............       Germany             3,400            110,473
     Bayerische Hypo-Und Vereinsbank AG (Frankfurt exchange) ...........       Germany           777,000         25,246,208
     DBS Group Holdings Ltd. ...........................................      Singapore        8,256,485         57,948,444
     Foreningssparbanken AB, A .........................................       Sweden          1,569,680         19,897,581
     HSBC Holdings PLC .................................................      Hong Kong        3,565,371         40,910,609
     ICICI Bank Ltd. ...................................................        India          6,433,958         18,093,038
    *ICICI Bank Ltd., ADR ..............................................        India          2,095,625         14,669,375
     Kookmin Bank ......................................................     South Korea         378,563         18,377,456
     Kookmin Bank, ADR .................................................     South Korea         213,263         10,481,876
     Nordea AB .........................................................       Sweden             43,193            235,434
     Nordea AB, FDR ....................................................       Sweden          9,346,158         50,766,245
     San Paolo-IMI SpA .................................................        Italy          3,250,000         32,610,413
                                                                                                             ---------------
                                                                                                                345,166,509
                                                                                                             ---------------

    *BIOTECHNOLOGY .1%
     CellTech Group PLC ................................................   United Kingdom        591,318          4,686,848
                                                                                                             ---------------

     CHEMICALS 3.6%
     BASF AG ...........................................................       Germany           807,090         37,422,845
     Bayer AG, Br. .....................................................       Germany         1,349,230         42,773,053
     Clariant AG .......................................................     Switzerland       1,115,000         26,521,754
     Imperial Chemical Industries PLC ..................................   United Kingdom      4,724,181         22,970,669
                                                                                                             ---------------
                                                                                                                129,688,321
                                                                                                             ---------------

     COMMERCIAL SERVICES & SUPPLIES .5%
     Chubb PLC .........................................................   United Kingdom      6,952,000         16,689,632
                                                                                                             ---------------
     COMMUNICATIONS EQUIPMENT .5%
     Alcatel SA ........................................................       France          1,743,435         12,121,536
    *Nortel Networks Corp. .............................................       Canada          3,185,000          4,607,140
                                                                                                             ---------------
                                                                                                                 16,728,676
                                                                                                             ---------------

     COMPUTERS & PERIPHERALS .7%
     NEC Corp. .........................................................        Japan          3,555,000         24,736,109
                                                                                                             ---------------

     CONSTRUCTION & ENGINEERING .3%
     Imtech NV .........................................................     Netherlands         566,776         11,894,594
                                                                                                             ---------------

     CONSTRUCTION MATERIALS 1.2%
     Hanson PLC ........................................................   United Kingdom      6,125,975         43,746,293
                                                                                                             ---------------



TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 2002 (UNAUDITED) (CONT.)



                                                                              COUNTRY            SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     CONTAINERS & PACKAGING 1.0%
     Jefferson Smurfit Group PLC ........................................  United Kingdom      12,002,600      $   36,498,471
                                                                                                               ---------------

     DIVERSIFIED FINANCIALS 3.8%
     Ayala Corp. ........................................................    Philippines       78,856,000           7,991,368
     Housing Development Finance Corp. Ltd. .............................       India           2,400,000          31,991,813
     ING Groep NV .......................................................    Netherlands        1,791,380          45,998,143
     Nomura Holdings Inc. ...............................................       Japan           1,728,000          25,373,603
     Swire Pacific Ltd., A ..............................................     Hong Kong         4,993,000          25,541,279
     Swire Pacific Ltd., B ..............................................     Hong Kong           154,500             113,895
                                                                                                               ---------------
                                                                                                                  137,010,101
                                                                                                               ---------------

     DIVERSIFIED TELECOMMUNICATION SERVICES 7.5%
     BCE Inc. ...........................................................      Canada           2,266,600          39,329,064
     Cable & Wireless PLC ...............................................  United Kingdom      13,770,000          35,103,992
     Cia de Telecomunicaciones de Chile SA, ADR .........................       Chile           3,415,550          41,840,488
     KT Corp., ADR ......................................................    South Korea          825,000          17,861,250
     Nippon Telegraph & Telephone Corp. .................................       Japan               8,122          33,406,858
    *Philippine Long Distance Telephone Co., ADR ........................    Philippines        1,319,905           9,846,491
     Telecom Corp. of New Zealand Ltd. ..................................    New Zealand        6,311,000          15,111,726
    *Telefonica SA ......................................................       Spain           4,700,543          39,459,010
    *Telefonica SA, ADR .................................................       Spain                 670              16,650
     Telefonos de Mexico SA de CV (Telmex), L, ADR ......................      Mexico           1,263,212          40,523,841
                                                                                                               ---------------
                                                                                                                  272,499,370
                                                                                                               ---------------

     ELECTRIC UTILITIES 4.5%
     E.ON AG ............................................................      Germany          1,340,800          78,125,938
     Endesa SA ..........................................................       Spain           1,567,200          22,767,552
     Hong Kong Electric Holdings Ltd. ...................................     Hong Kong         1,426,300           5,330,373
     Iberdrola SA, Br. ..................................................       Spain           3,027,029          44,094,847
     Korea Electric Power Corp. .........................................    South Korea          639,410          11,693,283
                                                                                                               ---------------
                                                                                                                  162,011,993
                                                                                                               ---------------

     ELECTRICAL EQUIPMENT 1.6%
    *ABB Ltd. ...........................................................    Switzerland        1,677,992          14,939,287
    *ABB Ltd. (SEK Traded) ..............................................    Switzerland          118,412           1,050,066
     Alstom SA ..........................................................      France           2,711,840          28,683,541
     Alstom SA, 144A ....................................................      France             378,812           4,006,752
     Kidde PLC ..........................................................  United Kingdom       5,952,000           7,802,213
                                                                                                               ---------------
                                                                                                                   56,481,859
                                                                                                               ---------------

     ELECTRONIC EQUIPMENT & INSTRUMENTS .8%
     Hitachi Ltd. .......................................................       Japan           4,242,000          27,428,250
                                                                                                               ---------------

     FOOD PRODUCTS 2.3%
     Northern Foods PLC .................................................  United Kingdom       2,771,811           7,435,886
     Unilever NV ........................................................    Netherlands        1,185,100          77,597,505
                                                                                                               ---------------
                                                                                                                   85,033,391
                                                                                                               ---------------

     GAS UTILITIES 1.4%
     TransCanada PipeLines Ltd. .........................................      Canada           3,309,800          50,706,136
                                                                                                               ---------------

     HEALTH CARE EQUIPMENT & SUPPLIES 1.8%
     Amersham PLC .......................................................  United Kingdom       7,558,120          66,976,931
                                                                                                               ---------------

     HEALTH CARE PROVIDERS & SERVICES 2.0%
     Gehe AG ............................................................      Germany          1,178,552          50,049,119
     Mayne Group Ltd. ...................................................     Australia         9,050,000          21,032,098
                                                                                                               ---------------
                                                                                                                   71,081,217
                                                                                                               ---------------


     HOUSEHOLD DURABLES 5.8%
     Electrolux AB, B ...................................................      Sweden           2,122,000          42,830,438
     Koninklijke Philips Electronics NV .................................    Netherlands        2,072,481          57,862,287



TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 2002 (UNAUDITED) (CONT.)



                                                                               COUNTRY            SHARES               VALUE
--------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     HOUSEHOLD DURABLES (CONT.)
    *LG Electronics Inc. ...............................................     South Korea         1,349,700       $   53,853,367
     Sony Corp. ........................................................        Japan            1,037,000           54,765,643
                                                                                                                 ---------------
                                                                                                                    209,311,735
                                                                                                                 ---------------

     INDUSTRIAL CONGLOMERATES 1.3%
     Hutchison Whampoa Ltd. ............................................      Hong Kong          6,116,550           45,678,374
                                                                                                                 ---------------

     INSURANCE 6.1%
     Ace Ltd. ..........................................................       Bermuda           1,018,200           32,175,120
     AXA SA ............................................................       France            2,173,196           39,748,351
     Muenchener Rueckversicherungs-Gesellschaft ........................       Germany             132,998           31,457,910
     Riunione Adriatica Di Sicurta SpA .................................        Italy            1,468,300           19,706,681
     Sompo Japan Insurance Inc. ........................................        Japan            5,700,000           34,905,723
     Swiss Reinsurance Co. .............................................     Switzerland           225,180           22,014,910
     XL Capital Ltd., A ................................................       Bermuda             500,400           42,383,880
                                                                                                                 ---------------
                                                                                                                    222,392,575
                                                                                                                 ---------------

    *INTERNET SOFTWARE & SERVICES .4%
     Check Point Software Technologies Ltd. ............................       Israel            1,192,300           16,167,588
                                                                                                                 ---------------

     MACHINERY 3.3%
     CNH Global NV .....................................................     Netherlands         3,181,200           12,820,236
     IHC Caland NV .....................................................     Netherlands           450,605           26,945,695
     Invensys PLC ......................................................   United Kingdom        5,602,719            7,600,555
     Komatsu Ltd. ......................................................        Japan            7,840,000           28,060,737
     VA Technologie AG, Br. ............................................       Austria              78,429            2,072,727
     VA Technologie AG, Br., 144A ......................................       Austria              16,868              445,789
     Volvo AB, B .......................................................       Sweden            2,095,125           43,427,831
                                                                                                                 ---------------
                                                                                                                    121,373,570
                                                                                                                 ---------------

     MEDIA 1.3%
     United Business Media PLC .........................................   United Kingdom        3,288,617           21,805,146
     Wolters Kluwer NV .................................................     Netherlands         1,370,000           26,004,780
                                                                                                                 ---------------
                                                                                                                     47,809,926
                                                                                                                 ---------------

     METALS & MINING 5.7%
     Alcan Inc. ........................................................       Canada            1,540,000           58,424,617
     BHP Billiton PLC ..................................................      Australia          8,457,000           46,083,857
     Iluka Resources Ltd. ..............................................      Australia          4,870,699           13,424,758
     Pechiney SA, A ....................................................       France              568,000           25,944,141
     POSCO .............................................................     South Korea           205,600           22,815,960
     WMC Ltd. ..........................................................      Australia          8,198,378           41,833,625
                                                                                                                 ---------------
                                                                                                                    208,526,958
                                                                                                                 ---------------

    *MULTI-UTILITIES .3%
     International Power PLC ...........................................   United Kingdom        4,069,416           10,420,722
                                                                                                                 ---------------

     MULTILINE RETAIL .5%
     Marks & Spencer PLC ...............................................   United Kingdom        3,493,500           19,848,827
                                                                                                                 ---------------

     OIL & GAS 6.8%
     Eni SpA ...........................................................        Italy            4,312,910           68,576,530
     Husky Energy Inc. .................................................       Canada            3,576,200           39,173,839
     Norsk Hydro ASA ...................................................       Norway              711,300           33,933,265
     Repsol YPF SA .....................................................        Spain            2,616,000           30,847,594
     Shell Transport & Trading Co. PLC .................................   United Kingdom           34,750              262,190
     Shell Transport & Trading Co. PLC, ADR ............................   United Kingdom          970,000           43,659,700
     Total Fina Elf SA, B ..............................................       France              185,187           30,067,100
                                                                                                                 ---------------
                                                                                                                    246,520,218
                                                                                                                 ---------------

     PAPER & FOREST PRODUCTS 4.0%
     Carter Holt Harvey Ltd. ...........................................     New Zealand         3,149,000            3,028,355
     M-real OYJ, B .....................................................       Finland           2,118,000           20,478,016



TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 2002 (UNAUDITED) (CONT.)


                                                                                COUNTRY            SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     PAPER & FOREST PRODUCTS (CONT.)
     Stora Enso OYJ, R (EUR/FIM Traded) .................................        Finland            89,300     $    1,251,449
     Stora Enso OYJ, R (SEK Traded) .....................................        Finland         2,814,636         39,353,974
     Svenska Cellulosa AB, B ............................................        Sweden            613,533         21,829,757
     UPM-Kymmene Corp. ..................................................        Finland         1,505,000         59,245,181
                                                                                                               ---------------
                                                                                                                  145,186,732
                                                                                                               ---------------

     PHARMACEUTICALS 4.0%
     Aventis SA .........................................................        France          1,167,712         82,744,070
    *Elan Corp. PLC, ADR ................................................    Irish Republic      1,181,400          6,462,258
     Merck KGAA .........................................................        Germany         1,039,277         27,969,008
     Ono Pharmaceutical Co. Ltd. ........................................         Japan            753,000         26,888,370
    *Shire Pharmaceuticals Group PLC ....................................    United Kingdom        310,000          2,740,603
                                                                                                               ---------------
                                                                                                                  146,804,309
                                                                                                               ---------------

     REAL ESTATE
     Cheung Kong Holdings Ltd. ..........................................       Hong Kong           50,000            416,669
                                                                                                               ---------------

     ROAD & RAIL 1.1%
     East Japan Railway Co. .............................................         Japan              3,960         18,534,624
     Stagecoach Group PLC ...............................................    United Kingdom     21,050,000         20,133,639
                                                                                                               ---------------
                                                                                                                   38,668,263
                                                                                                               ---------------

     SEMICONDUCTOR EQUIPMENT & PRODUCTS 1.4%
     Samsung Electronics Co. Ltd. .......................................      South Korea         190,000         51,961,762
                                                                                                               ---------------

    *WIRELESS TELECOMMUNICATION SERVICES .3%
     China Mobile (Hong Kong) Ltd. ......................................         China          4,236,000         12,545,157
                                                                                                               ---------------
     TOTAL COMMON STOCKS (COST $3,171,515,314) ..........................                                       3,325,597,284
                                                                                                               ---------------

     PREFERRED STOCKS 1.8%
     Banco Bradesco SA, ADR, pfd. .......................................        Brazil            510,744         10,087,194
     Banco Itau SA, pfd. ................................................        Brazil        540,250,000
        30,674,239
     News Corp. Ltd., pfd. ..............................................       Australia        5,534,958         25,415,655
     Volkswagen AG, pfd. ................................................        Germany             1,900             61,172
                                                                                                               ---------------
     TOTAL PREFERRED STOCKS (COST $66,493,803) ..........................                                          66,238,260
                                                                                                               ---------------


                                                                                                 PRINCIPAL
                                                                                                  AMOUNT
                                                                                                ------------
     SHORT TERM INVESTMENTS (COST $280,067,304) 7.7%
     U.S. Treasury Bills, 1.641% to 1.758%, with maturities to 9/26/02 ..     United States    $280,805,000       280,096,747
                                                                                                               ---------------

     TOTAL INVESTMENTS (COST $3,518,076,421) 101.1% .....................                                       3,671,932,291
     OTHER ASSETS, LESS LIABILITIES (1.1)% ..............................                                         (41,685,798)
                                                                                                               ---------------
     TOTAL NET ASSETS 100.0% ............................................                                      $3,630,246,493
                                                                                                               ===============

     CURRENCY ABBREVIATIONS:
     EUR -- European Unit
     FIM -- Finnish Markka
     SEK -- Swedish Krona

     *Non-income producing.

                       See notes to financial statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)


Assets:
 Investments in securities, at value (cost $3,518,076,421) ....................................................  $3,671,932,291
 Receivables:
  Investment securities sold ..................................................................................      59,582,637
  Capital shares sold .........................................................................................      13,164,171
  Dividends and interest ......................................................................................       7,119,007
                                                                                                                 ---------------
      Total assets ............................................................................................   3,751,798,106
                                                                                                                 ---------------
Liabilities:
 Payables:
  Investment securities purchased .............................................................................      34,569,677
  Capital shares redeemed .....................................................................................      27,052,490
  To affiliates ...............................................................................................       2,382,651
 Deferred tax liability (Note 1f) .............................................................................       1,230,980
 Funds advanced by custodian ..................................................................................      55,607,736
 Accrued expenses .............................................................................................         708,079
                                                                                                                 ---------------
      Total liabilities .......................................................................................     121,551,613
                                                                                                                 ---------------
Net assets, at value ..........................................................................................  $3,630,246,493
                                                                                                                 ===============
Net assets consist of:
  Undistributed net investment income .........................................................................  $   31,812,147
  Net unrealized appreciation .................................................................................     152,700,887
  Accumulated net realized loss ...............................................................................    (152,250,881)
  Capital shares ..............................................................................................   3,597,984,340
                                                                                                                 ---------------
Net assets, at value ..........................................................................................  $3,630,246,493
                                                                                                                 ===============
PRIMARY SHARES:
 Net asset value per share ($3,630,231,526 / 248,393,109 shares outstanding) ..................................          $14.62
                                                                                                                 ===============
SERVICE SHARES:
 Net asset value per share ($14,967 / 1,024 shares outstanding) ...............................................          $14.62
                                                                                                                 ===============


                       See notes to financial statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


Investment Income:
 (net of foreign taxes of $6,981,580)
 Dividends .....................................................................  $ 61,850,314
 Interest ......................................................................     1,990,378
                                                                                  -------------
       Total investment income .................................................                    $ 63,840,692
Expenses:
 Management fees (Note 3) ......................................................    12,643,716
 Administrative fees (Note 3) ..................................................     1,561,455
 Transfer agent fees (Note 3) ..................................................        26,900
 Custodian fees ................................................................       622,800
 Reports to shareholders .......................................................         9,000
 Professional fees .............................................................        75,700
 Directors' fees and expenses ..................................................        55,100
 Other .........................................................................         8,000
                                                                                  -------------
       Total expenses ..........................................................                      15,002,671
                                                                                                    -------------
             Net investment income .............................................                      48,838,021
                                                                                                    -------------
Realized and unrealized gains (losses):
 Net realized loss from:
  Investments ..................................................................   (33,616,680)
  Foreign currency transactions ................................................      (393,367)
                                                                                  -------------
       Net realized loss .......................................................                     (34,010,047)
Net unrealized appreciation (depreciation) on:
  Investments ..................................................................    25,916,614
  Deferred taxes (Note 1f) .....................................................      (741,863)
  Translation of assets and liabilities denominated in foreign currencies ......       166,862
                                                                                  -------------
       Net unrealized appreciation .............................................                      25,341,613
                                                                                                    -------------
Net realized and unrealized loss ...............................................                      (8,668,434)
                                                                                                    -------------
Net increase in net assets resulting from operations ...........................                    $ 40,169,587
                                                                                                    =============

                       See notes to financial statements.
14

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 2001

                                                                                         SIX MONTHS ENDED         YEAR ENDED
                                                                                           JUNE 30, 2002       DECEMBER 31, 2001
                                                                                         ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...............................................................  $   48,838,021        $   62,337,170
  Net realized loss from investments and foreign currency transactions ................     (34,010,047)         (119,583,936)
  Net unrealized appreciation (depreciation) on investments, deferred taxes, and
  translation of assets and liabilities denominated in foreign currencies .............      25,341,613          (460,656,957)
                                                                                         ---------------------------------------
     Net increase (decrease) in net assets resulting from operations ..................      40,169,587          (517,903,723)

Distributions to shareholders from:
 Net investment income:
  Primary Shares ......................................................................      (6,055,921)          (69,912,042)
  Service Shares ......................................................................             (25)                 (291)
 Net realized gains:
  Primary Shares ......................................................................              --           (42,147,264)
  Service Shares ......................................................................              --                  (170)
                                                                                         ---------------------------------------
 Total distributions to shareholders ..................................................      (6,055,946)         (112,059,767)

 Capital share transactions (Note 2):
  Primary Shares ......................................................................      44,602,351          (163,250,356)
                                                                                         ---------------------------------------

     Net increase (decrease) in net assets ............................................      78,715,992          (793,213,846)

Net assets:
 Beginning of period ..................................................................   3,551,530,501         4,344,744,347
                                                                                         ---------------------------------------
 End of period ........................................................................  $3,630,246,493        $3,551,530,501
                                                                                         =======================================
Undistributed net investment income included in net assets:
 End of period ........................................................................  $   31,812,147        $  (10,969,928)
                                                                                         =======================================


                       See notes to financial statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Foreign Equity Series (the Fund) is a separate, diversified series of Templeton Institutional Funds, Inc. (the Company), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in the equity securities of companies located outside the United States, including emerging markets. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of the net assets of each class.

Common expenses incurred by the Company are allocated among the funds comprising the Company based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

F. DEFERRED TAXES

Deferred taxes are recorded for estimated tax liabilities inherent in certain of the Fund's foreign portfolio securities which may arise from subsequent sales of those securities and asset repatriations from countries that impose such taxes.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Notes to Financial Statements (unaudited) (CONTINUED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. CAPITAL STOCK

The Fund offers two classes of shares: Primary and Service shares. Each class of shares differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2002, there were 1.14 billion shares authorized ($0.01 par value) for the Company, of which 455 million and 100 million were designated as Primary shares and Service shares, respectively. Transactions in the Fund's shares were as follows:


                                                               SIX MONTHS ENDED                YEAR ENDED
                                                                 JUNE 30, 2002              DECEMBER 31, 2001
                                                         -----------------------------------------------------------
                                                              SHARES        AMOUNT          SHARES        AMOUNT
                                                         -----------------------------------------------------------
PRIMARY SHARES:
Shares sold ............................................  28,754,043   $ 423,220,436     44,135,976   $ 667,181,353
Shares issued on reinvestment of distributions .........     351,779       5,283,716      6,942,066     107,518,424
Shares redeemed ........................................ (26,245,025)   (383,901,801)   (61,881,563)   (937,950,133)
                                                         -----------------------------------------------------------
Net increase (decrease) ................................   2,860,797   $  44,602,351    (10,803,521)  $(163,250,356)
                                                         -----------------------------------------------------------

For Service shares, there was no shareholder activity for the period ended June 30, 2002 and year ended December 31, 2001.

Templeton Global Investors, Inc., a subsidiary of Franklin Resources, Inc., is the record owner of 100% of the Fund's Service shares as of June 30, 2002.


3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Company are also officers or directors of Templeton Investment Counsel, LLC (TIC), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to TIC of 0.70% per year of the average daily net assets of the Fund. The Fund pays its allocated share of an administrative fee to FT Services based on the Company's aggregate average daily net assets as follows:

        ANNUALIZED
        FEE RATE  AVERAGE DAILY NET ASSETS
        -------------------------------------------------------------
        0.150%    First $200 million
        0.135% Over $200 million, up to and including $700 million 0.100% Over $700 million, up to and including $1.2 billion
        0.075%    Over $1.2 billion

The Fund reimburses Distributors up to .35% per year of the average daily net assets of Service shares, for costs incurred in marketing the Fund's Service shares. During the period ended June 30, 2002, no distribution fees were charged for Service shares of the Fund.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Notes to Financial Statements (unaudited) (CONTINUED)


4. INCOME TAXES

At June 30, 2002, the cost of investments and net unrealized appreciation for income tax purposes were as follows:

       Cost of investments ...............................  $3,535,112,683
                                                            ---------------
       Unrealized appreciation ...........................     742,949,556
       Unrealized depreciation ...........................    (606,129,948)
                                                            ---------------
       Net unrealized appreciation .......................  $  136,819,608
                                                            ===============

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment companies, wash sales, and losses realized subsequent to October 31, on the sale of securities and foreign currencies.

At December 31, 2001, the Fund had deferred capital and foreign currency losses occurring subsequent to October 31, 2001 of $19,095,738 and $45,046, respectively. For tax purposes, such losses will be reflected in the year ending December 31, 2002.

At December 31, 2001, the Fund had tax basis capital losses of $99,069,404 which may be carried over to offset future capital gains. Such losses expire in 2009.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 2002 aggregated $299,613,255 and $306,162,002, respectively.

This report must be preceded or accompanied by the current prospectus of the Templeton Institutional Funds, Inc., Foreign Equity Series, which contains more complete information, including risk factors, charges, and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors. The manager does not protect the Fund and its investors from such losses. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.



                                                          Principal Underwriter:

                                                              FRANKLIN TEMPLETON
                                                              DISTRIBUTORS, INC.
                                                            100 Fountain Parkway
                                                                  P.O. Box 33030
                                              St. Petersburg, Florida 33733-8030

                                          INSTITUTIONAL SERVICES: 1-800-321-8563
                                                FUND INFORMATION: 1-800-362-6243



[LOGO OMITTED]

ZT454 S 08/02